Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Premiums		$ 240	$ 195	$ 100
Net investment income		2,914	2,510	2,333
Other-than-temporary impairment investment losses
Other-than-temporary impairment losses recognized in other comprehensive income		2	10	1
Total revenues		4,105	2,618	4,101
Benefits and Expenses
Future policy and other policy benefits		1,059	518	700
Total benefits and expenses		3,389	2,028	3,577
Income before income taxes		716	590	524
Income tax expense (benefit)		(52)	12	53
Net income		768	578	471
Less: Net income attributable to noncontrolling interests		0	16	15
Net income available to Athene Holding Ltd. shareholders		768	562	456
Consolidated Entity Excluding Variable Interest Entities (VIE)
Revenues
Premiums		240	195	100
Product charges		281	248	218
Net investment income		2,914	2,510	2,333
Investment related gains (losses)		652	(430)	1,211
Other-than-temporary impairment investment losses
Other-than-temporary impairment losses		(32)	(40)	(7)
Other-than-temporary impairment losses recognized in other comprehensive income		2	10	1
Net other-than-temporary impairment losses		(30)	(30)	(6)
Other revenues		34	25	20
Benefits and Expenses
Interest sensitive contract benefits		1,296	689	1,822
Amortization of deferred sales inducements		39	21	4
Future policy and other policy benefits		1,059	518	700
Amortization of deferred acquisition costs and value of business acquired		318	206	124
Interest expense		9	17	22
Dividends to policyholders		37	28	44
Policy and other operating expenses (related party: 2016 – $22, 2015 – $18 and 2014 – $240)		618	532	797
Variable Interest Entities
Revenues
Net investment income		67	67	174
Investment related gains (losses)		(53)	33	51
Benefits and Expenses
Interest expense		12	15	17
Policy and other operating expenses (related party: 2016 – $22, 2015 – $18 and 2014 – $240)		1	$ 2	$ 47
Common Class A
Benefits and Expenses
Net income available to Athene Holding Ltd. shareholders		$ 214
Earnings per share
Basic (in USD per share)	[1]	$ 4.11	$ 3.21	$ 3.52
Diluted (in USD per share)		$ 4.02	3.21	3.47
Common Class B
Benefits and Expenses
Net income available to Athene Holding Ltd. shareholders		$ 553
Earnings per share
Basic (in USD per share)		$ 4.11	3.21	3.52
Diluted (in USD per share)		$ 4.11	$ 3.21	$ 3.47
Common Class M-1
Benefits and Expenses
Net income available to Athene Holding Ltd. shareholders		$ 1
Earnings per share
Basic (in USD per share)		$ 4.11
Diluted (in USD per share)	[1]	$ 0.20

[1]	Basic and diluted earnings per Class M-1 share was applicable only for the year ended December 31, 2016. Refer to Note 13 – Earnings Per Share for further discussion.